Explanatory notes to the Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flows Explanatory Notes [Abstract]
Disclosure of reconciliation of liabilities arising from financing activities	The following is a reconciliation of liabilities arising from financing activities for the years ended December 31,
2023 and 2022:

	Years ended December 31,
	2023	2022
	(€ million)
Total Debt at January 1	€27,153	€33,581
Add: Derivative (assets)/liabilities and collateral at January 1	(67)	(1,205)
Add: Securities and financial receivables at January 1	(4,176)	(839)
Total Liabilities from financing activities at January 1	€22,910	€31,537

Cash flows	(2,640)	(8,949)
Foreign exchange effects	(250)	397
Fair value changes	468	(110)
Changes in scope of consolidation	955	389
Transfer to (Assets)/Liabilities held for sale	(122)	—
Other changes	(1,324)	(354)

Total Liabilities from financing activities at December 31	€19,997	€22,910
Less: Derivative (assets)/liabilities and collateral at December 31	(109)	(67)
Less: Securities and financial receivables at December 31	(9,357)	(4,176)
Total Debt at December 31	€29,463	€27,153